Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
July 31, 2024
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.72%)
COMMUNICATION SERVICES – (12.00%)
Media & Entertainment – (12.00%)
Alphabet Inc., Class C	133,920	$23,188,248
ASAC II L.P. *(a)(b)(c)	35,352	32,333
IAC Inc. *	148,960	7,866,577
Liberty Media Corp., Liberty Formula One, Series A *	126,040	9,323,179
Meta Platforms, Inc., Class A	100,210	47,582,714
Sea Limited, Class A, ADR (Singapore) *	121,460	7,979,922
Total Communication Services		95,972,973
CONSUMER DISCRETIONARY – (23.73%)
Consumer Discretionary Distribution & Retail – (11.60%)
Amazon.com, Inc. *	114,730	21,452,215
Coupang, Inc., Class A (South Korea) *	397,950	8,257,463
JD.com, Inc., Class A (China)	56,480	744,723
JD.com, Inc., Class A, ADR (China)	517,175	13,648,248
Naspers Ltd. - N (South Africa)	56,411	10,915,322
Prosus N.V., Class N (Netherlands)	1,084,237	37,821,744
		92,839,715
Consumer Durables & Apparel – (0.84%)
Fila Holdings Corp. (South Korea)	213,070	6,689,116
Consumer Services – (11.29%)
Delivery Hero SE (Germany) *	460,830	10,252,629
Entain plc (United Kingdom)	1,479,540	10,872,572
Meituan, Class B (China) *	3,016,199	41,764,276
MGM Resorts International *	637,830	27,407,555
		90,297,032
Total Consumer Discretionary		189,825,863
CONSUMER STAPLES – (1.83%)
Food, Beverage & Tobacco – (1.83%)
Darling Ingredients Inc. *	155,590	6,181,591
Tyson Foods, Inc., Class A	138,540	8,437,086
Total Consumer Staples		14,618,677
ENERGY – (2.43%)
Tourmaline Oil Corp. (Canada)	442,490	19,470,009
Total Energy		19,470,009
FINANCIALS – (28.25%)
Banks – (6.68%)
Danske Bank A/S (Denmark)	1,136,519	34,757,575
DBS Group Holdings Ltd. (Singapore)	535,463	14,673,512
Metro Bank Holdings PLC (United Kingdom) *	5,796,600	3,962,826
		53,393,913
Financial Services – (13.54%)
Capital Markets – (4.09%)
Julius Baer Group Ltd. (Switzerland)	580,854	31,788,758
Noah Holdings Ltd., Class A, ADS (China)	116,952	906,378
		32,695,136
Consumer Finance – (6.25%)
Capital One Financial Corp.	330,400	50,022,560
Financial Services – (3.20%)
Berkshire Hathaway Inc., Class B *	58,360	25,590,860
		108,308,556
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (8.03%)
Life & Health Insurance – (6.75%)
AIA Group Ltd. (Hong Kong)	2,014,580	$13,475,235
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	9,331,340	40,522,452
		53,997,687
Property & Casualty Insurance – (1.28%)
Markel Group Inc. *	6,260	10,259,201
		64,256,888
Total Financials		225,959,357
HEALTH CARE – (13.00%)
Health Care Equipment & Services – (9.33%)
Cigna Group	36,990	12,897,303
Humana Inc.	85,520	30,924,887
Quest Diagnostics Inc.	71,700	10,202,910
Solventum Corp. *	350,380	20,630,375
		74,655,475
Pharmaceuticals, Biotechnology & Life Sciences – (3.67%)
Viatris Inc.	2,431,310	29,321,599
Total Health Care		103,977,074
INDUSTRIALS – (4.82%)
Capital Goods – (1.96%)
AGCO Corp.	76,280	7,202,357
Owens Corning	45,610	8,500,792
		15,703,149
Transportation – (2.86%)
DiDi Global Inc., Class A, ADS (China) *	6,219,238	22,824,604
Total Industrials		38,527,753
INFORMATION TECHNOLOGY – (7.49%)
Semiconductors & Semiconductor Equipment – (3.17%)
Applied Materials, Inc.	64,060	13,593,532
Intel Corp.	383,030	11,774,342
		25,367,874
Software & Services – (0.36%)
Clear Secure, Inc., Class A	136,370	2,911,500
Technology Hardware & Equipment – (3.96%)
Samsung Electronics Co., Ltd. (South Korea)	513,340	31,653,683
Total Information Technology		59,933,057
MATERIALS – (2.62%)
Teck Resources Ltd., Class B (Canada)	428,020	20,977,260
Total Materials		20,977,260
REAL ESTATE – (2.55%)
Real Estate Management & Development – (2.55%)
KE Holdings Inc., Class A, ADR (China)	1,473,960	20,414,346
Total Real Estate		20,414,346
TOTAL COMMON STOCK – (Identified cost $636,100,614)		789,676,369

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
July 31, 2024 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.02%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (d)	$4,052,000	$4,052,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (e)	4,133,000	4,133,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,185,000)		8,185,000
Total Investments – (99.74%) – (Identified cost $644,285,614)		797,861,369
Other Assets Less Liabilities – (0.26%)		2,064,402
Net Assets – (100.00%)		$799,925,771

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $32,333 or 0.004% of the Fund's net assets as of July 31, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 07/31/24, repurchase value of $4,052,599 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-4.50%, 01/01/37-06/20/62, total fair value $4,133,040).

(e)
Dated 07/31/24, repurchase value of $4,133,611 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $4,215,660).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.32%)
COMMUNICATION SERVICES – (2.11%)
Media & Entertainment – (2.11%)
Sea Limited, Class A, ADR (Singapore) *	47,520	$3,122,064
Total Communication Services		3,122,064
CONSUMER DISCRETIONARY – (32.37%)
Consumer Discretionary Distribution & Retail – (17.53%)
Alibaba Group Holding Ltd., ADR (China)	29,170	2,300,054
Coupang, Inc., Class A (South Korea) *	98,950	2,053,213
JD.com, Inc., Class A, ADR (China)	159,950	4,221,080
Naspers Ltd. - N (South Africa)	44,130	8,538,994
Prosus N.V., Class N (Netherlands)	253,660	8,848,493
		25,961,834
Consumer Durables & Apparel – (3.37%)
Fila Holdings Corp. (South Korea)	159,050	4,993,213
Consumer Services – (11.47%)
Delivery Hero SE (Germany) *	89,540	1,992,102
Entain plc (United Kingdom)	545,920	4,011,757
Meituan, Class B (China) *	792,841	10,978,198
		16,982,057
Total Consumer Discretionary		47,937,104
ENERGY – (2.99%)
Tourmaline Oil Corp. (Canada)	100,740	4,432,662
Total Energy		4,432,662
FINANCIALS – (31.25%)
Banks – (15.19%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	74,830	2,868,982
Danske Bank A/S (Denmark)	382,260	11,690,461
DBS Group Holdings Ltd. (Singapore)	173,881	4,764,932
DNB Bank ASA (Norway)	92,092	1,902,624
Metro Bank Holdings PLC (United Kingdom) *	1,860,402	1,271,858
		22,498,857
Financial Services – (6.44%)
Capital Markets – (6.44%)
Julius Baer Group Ltd. (Switzerland)	143,550	7,856,150
Noah Holdings Ltd., Class A, ADS (China)	216,940	1,681,285
		9,537,435
Insurance – (9.62%)
Life & Health Insurance – (9.62%)
AIA Group Ltd. (Hong Kong)	1,022,500	6,839,355
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,703,590	7,398,042
		14,237,397
Total Financials		46,273,689
INDUSTRIALS – (11.26%)
Capital Goods – (7.26%)
ITOCHU Corp. (Japan)	98,500	5,051,417
Schneider Electric SE (France)	23,630	5,695,661
		10,747,078
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (4.00%)
DiDi Global Inc., Class A, ADS (China) *	1,614,246	$5,924,283
Total Industrials		16,671,361
INFORMATION TECHNOLOGY – (9.14%)
Semiconductors & Semiconductor Equipment – (1.04%)
Tokyo Electron Ltd. (Japan)	7,410	1,550,523
Technology Hardware & Equipment – (8.10%)
Samsung Electronics Co., Ltd. (South Korea)	194,460	11,990,835
Total Information Technology		13,541,358
MATERIALS – (5.24%)
Teck Resources Ltd., Class B (Canada)	158,310	7,758,773
Total Materials		7,758,773
REAL ESTATE – (2.96%)
Real Estate Management & Development – (2.96%)
KE Holdings Inc., Class A, ADR (China)	316,320	4,381,032
Total Real Estate		4,381,032
TOTAL COMMON STOCK – (Identified cost $132,362,642)		144,118,043

	Principal	Value
SHORT-TERM INVESTMENTS – (2.09%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (a)	$1,527,000	$1,527,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (b)	1,558,000	1,558,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,085,000)		3,085,000
Total Investments – (99.41%) – (Identified cost $135,447,642)		147,203,043
Other Assets Less Liabilities – (0.59%)		880,141
Net Assets – (100.00%)		$148,083,184

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/24, repurchase value of $1,527,226 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%- 6.50%, 08/01/46-03/15/59, total fair value $1,557,540).
(b)
Dated 07/31/24, repurchase value of $1,558,230 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $1,589,160).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
July 31, 2024 (Unaudited)

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$95,940,640	$3,122,064
Consumer Discretionary	70,765,481	8,574,347
Consumer Staples	14,618,677	–
Energy	19,470,009	4,432,662
Financials	86,778,999	4,550,267
Health Care	103,977,074	–
Industrials	38,527,753	5,924,283
Information Technology	28,279,374	–
Materials	20,977,260	7,758,773
Real Estate	20,414,346	4,381,032
Total Level 1	499,749,613	38,743,428
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	119,060,382	39,362,757
Financials	139,180,358	41,723,422
Industrials	–	10,747,078
Information Technology	31,653,683	13,541,358
Short-Term Investments	8,185,000	3,085,000
Total Level 2	298,079,423	108,459,615
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	32,333	–
Total Level 3	32,333	–
Total Investments	$797,861,369	$147,203,043

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2024 was $(4,875) for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2024
Davis Global Fund
Investments in Securities:
Common Stock	$37,208	$–	$–	$(4,875)	$–	$–	$–	$32,333
Total Level 3	$37,208	$–	$–	$(4,875)	$–	$–	$–	$32,333

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at July 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$32,333	Income Approach / Discounted Cash Flow	Annualized Yield	5.304%	Decrease
Total Level 3	$32,333
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At July 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$654,814,668	$140,932,908

Unrealized appreciation	215,137,669	27,385,610
Unrealized depreciation	(72,090,968)	(21,115,475)
Net unrealized appreciation	$143,046,701	$6,270,135